Goodwill - Schedule of Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Balance	$ 107,791	$ 108,010
Exchange difference	625	(219)
Balance	108,416	107,791
Commodities Brokerage
Goodwill [Line Items]
Balance
Exchange difference
Balance
Investment Advisory Services
Goodwill [Line Items]
Balance
Exchange difference
Balance
Institutional Subscription Services
Goodwill [Line Items]
Balance
Exchange difference
Balance
HongKong Brokerage Services
Goodwill [Line Items]
Balance	107,791	108,010
Exchange difference	625	(219)
Balance	$ 108,416	$ 107,791